Income Taxes (Details)		6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Income Taxes [Line Items]
Income tax rate		24.00%
Paid-in capital		RM 6,739,496	$ 1,594,883	RM 6,903,616
Faced total penalties	RM 239,455
Penalties amount	143,522
Tax payable	RM 95,933
Percentage of tax payable penalty	10.00%
Originally estimated amount	RM 1,435,215
Outstanding tax payable	RM 1,674,669
Malaysia [Member]
Income Taxes [Line Items]
Income tax rate		24.00%
Malaysia [Member]
Income Taxes [Line Items]
Paid-in capital		RM 2,500,000